Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 02, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Grants of Equity Awards
Our Compensation Committee and Board generally make equity grants on regularly scheduled dates. Our Board or Compensation Committee may change any regularly scheduled grant date if our Board or Compensation Committee determines that making grants on such date would not be in the Company’s best interest. Equity grants may also be made on other dates in connection with new hires, promotions or similar events. During 2025, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information regarding stock options granted to Dr. Musunuri, Dr. Upadhyay, Mr. Ramachandran, and Dr. Qamar on January 2, 2025, one business day before we filed a Current Report on Form 8-K reporting the receipt of a bid price deficiency letter from Nasdaq.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price of the
securities underlying the award
between the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic information

Shankar Musunuri, Ph.D., MBA	01/02/25	1,827,485	$0.90	$ 1,385,871	0%
Arun Upadhyay, Ph.D.	01/02/25	730,994	$0.90	$554,500	0%
Ramesh Ramachandran, CPA, MBA, CMA	01/02/25	350,146	$0.90	$266,708	0%
Huma Qamar, M.D., MPH, CMI	01/02/25	1,145,468	$0.90	$868,975	0%

Award Timing Method	Our Compensation Committee and Board generally make equity grants on regularly scheduled dates. Our Board or Compensation Committee may change any regularly scheduled grant date if our Board or Compensation Committee determines that making grants on such date would not be in the Company’s best interest. Equity grants may also be made on other dates in connection with new hires, promotions or similar events.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information regarding stock options granted to Dr. Musunuri, Dr. Upadhyay, Mr. Ramachandran, and Dr. Qamar on January 2, 2025, one business day before we filed a Current Report on Form 8-K reporting the receipt of a bid price deficiency letter from Nasdaq.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price of the
securities underlying the award
between the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic information

Shankar Musunuri, Ph.D., MBA	01/02/25	1,827,485	$0.90	$ 1,385,871	0%
Arun Upadhyay, Ph.D.	01/02/25	730,994	$0.90	$554,500	0%
Ramesh Ramachandran, CPA, MBA, CMA	01/02/25	350,146	$0.90	$266,708	0%
Huma Qamar, M.D., MPH, CMI	01/02/25	1,145,468	$0.90	$868,975	0%

Shankar Musunuri, Ph.D., MBA [Member]
Awards Close in Time to MNPI Disclosures
Name		Shankar Musunuri, Ph.D., MBA
Underlying Securities | shares		1,827,485
Exercise Price | $ / shares		$ 0.9
Fair Value as of Grant Date | $		$ 1,385,871
Underlying Security Market Price Change		0
Arun Upadhyay, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Arun Upadhyay, Ph.D.
Underlying Securities | shares		730,994
Exercise Price | $ / shares		$ 0.9
Fair Value as of Grant Date | $		$ 554,500
Underlying Security Market Price Change		0
Ramesh Ramachandran, CPA, MBA, CMA [Member]
Awards Close in Time to MNPI Disclosures
Name		Ramesh Ramachandran, CPA, MBA, CMA
Underlying Securities | shares		350,146
Exercise Price | $ / shares		$ 0.9
Fair Value as of Grant Date | $		$ 266,708
Underlying Security Market Price Change		0
Huma Qamar, M.D., MPH, CMI [Member]
Awards Close in Time to MNPI Disclosures
Name		Huma Qamar, M.D., MPH, CMI
Underlying Securities | shares		1,145,468
Exercise Price | $ / shares		$ 0.9
Fair Value as of Grant Date | $		$ 868,975
Underlying Security Market Price Change		0